Related Party Transactions - Additional Information (Details)					7 Months Ended	9 Months Ended	12 Months Ended
		Jan. 13, 2022 $ / shares shares	Dec. 01, 2021 USD ($) $ / shares shares	Oct. 25, 2021 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) shares	Sep. 30, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Apr. 18, 2023 shares
Related Party Transaction [Line Items]
Stock shares issued during the period for services value | $	[1]				$ 25,000
Stock split ratio		1.044
Common stock, shares outstanding		7,503,750
Shares Issued, Price Per Share | $ / shares						$ 10	$ 10
Over-Allotment Option [Member]
Related Party Transaction [Line Items]
Common stock, shares outstanding		7,503,750
Shares Issued, Shares, Share-based Payment Arrangement, Forfeited							978,750
Stock issued during period shares new issues						3,900,000	3,900,000
Sponsor [Member] | Working Capital Loans [Member]
Related Party Transaction [Line Items]
Other Commitment | $						$ 1,750,000	$ 1,750,000
Future commitment | $							1,750,000
Working capital loans convertible into equity warrants | $						$ 1,500,000	$ 1,500,000
Debt instrument conversion price per share | $ / shares						$ 1	$ 1
Working Capital Loans outstanding | $					0	$ 0	$ 0
Sponsor [Member] | Promissory Note [Member]
Related Party Transaction [Line Items]
Debt instrument face value | $				$ 250,000
Notes payable to related party classified as current | $					100,277		0
Related Party [Member]
Related Party Transaction [Line Items]
Notes payable to related party classified as current | $					$ 100,277
Related Party [Member] | Promissory Note [Member]
Related Party Transaction [Line Items]
Notes payable to related party classified as current | $						$ 0	$ 0
Common Class B [Member]
Related Party Transaction [Line Items]
Common stock, shares outstanding					7,503,750	1	7,500,000
Common Class B [Member] | Over-Allotment Option [Member]
Related Party Transaction [Line Items]
Shares Issued, Shares, Share-based Payment Arrangement, Forfeited		3,750
Common Class B [Member] | Sponsor [Member]
Related Party Transaction [Line Items]
Common stock, shares outstanding								1
Common Class A [Member]
Related Party Transaction [Line Items]
Common stock, shares outstanding					0	7,499,999	0
Shares Issued, Price Per Share | $ / shares		$ 10
Common Class A [Member] | Over-Allotment Option [Member]
Related Party Transaction [Line Items]
Stock issued during period shares new issues		3,900,000
Common Class A [Member] | Sponsor [Member] | Restriction on Transfer of Sponsor Shares [Member]
Related Party Transaction [Line Items]
Share price | $ / shares						$ 12	$ 12
Lock in period of shares						1 year	1 year
Number of trading days for determining share price						20 days	20 days
Number of consecutive trading days for determining the share price						30 days	30 days
Waiting period after which the share trading days are considered						150 days	150 days
Founder Shares [Member]
Related Party Transaction [Line Items]
Stock split ratio		1.044		1.044
Common stock, shares outstanding		7,503,750
Founder Shares [Member] | Common Class B [Member]
Related Party Transaction [Line Items]
Share price | $ / shares				$ 0.0001
Stock issued during period shares new issues				250,000
Founder Shares [Member] | Common Class B [Member] | Director [Member]
Related Party Transaction [Line Items]
Stock issued during period shares new issues				50,000
Founder Shares [Member] | Common Class B [Member] | Sponsor [Member]
Related Party Transaction [Line Items]
Stock shares issued during the period for services shares				7,187,500
Fee Shares [Member] | Common Class B [Member]
Related Party Transaction [Line Items]
Stock shares issued during the period for services value | $			$ 362,500
Stock shares issued during the period for services shares			50,000			50,000	50,000
Shares Issued, Price Per Share | $ / shares			$ 7.25
Stock- based compensation expense | $			$ 362,500
Fee Shares [Member] | Common Class B [Member] | Sponsor [Member]
Related Party Transaction [Line Items]
Stock shares issued during the period for services value | $				$ 25,000

[1]	Includes up to 978,750 shares of Series B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 5). On January 13, 2022, the Company effectuated a 1.044-for-1 stock split, resulting in an aggregate of 7,503,750 Founder Shares outstanding (see Notes 5 and 7). All share and per-share amounts have been retroactively restated to reflect the stock split. On January 18, 2022, the underwriters partially exercised their over-allotment option, hence, 975,000 Founder Shares are no longer subject to forfeiture since then and the remaining unexercised portion of such over-allotment option, an aggregate of 3,750 Founder Shares were forfeited, resulting in an aggregate of 7,500,000 Founder Shares outstanding (see Note 5).